REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS	12 Months Ended
Sep. 30, 2014
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS
REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS

5.REAL ESTATE ACQUIRED IN SETTLEMENT OF LOANS

Real estate acquired in settlement of loans at September 30, 2014 and 2013 is summarized as follows:

	2014	2013

Residential real estate	$3,822,042	$5,162,875
Commercial real estate	2,721,641	3,069,637
	6,543,683	8,232,512
Less valuation allowance	(741,429)	(1,837,800)
Total	$5,802,254	$6,394,712

Activity in the valuation allowance for real estate acquired in settlement of loans for the years ended September 30, 2014, 2013 and 2012 is summarized as follows:

	2014	2013	2012

Balance, beginning of year	$1,837,800	$4,706,775	$2,515,800
(Recovery) provision charged to non-interest expense	(344,859)	1,770,126	3,175,919
Charge-offs	(751,512)	(4,639,101)	(984,944)
Balance, end of year	$741,429	$1,837,800	$4,706,775